Total
WESTCORE GROWTH FUND
WESTCORE GROWTH FUND
Investment Objective
The Westcore Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in common stocks of large companies selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund invests primarily in the common stock of large companies. The portfolio management team identifies companies with market capitalizations of $2 billion and above at the time of purchase, and that the team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.
•	The team implements an investment strategy that is based on the belief that equity prices are correlated with earnings over time. The team develops in-house financial models that reflect its growth expectations and uses several methods to estimate the intrinsic worth of a business, with an emphasis on sector-specific valuation metrics. Through independent, fundamental research, the team seeks to identify catalysts it believes should lead to improving company fundamentals and/or accelerating growth.
•	The team seeks to manage risk through its valuation discipline, in-depth fundamental research and portfolio structure. With respect to portfolio structure, the team typically maintains guidelines to sustain exposure to most sectors within the benchmark. However, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.
•	The team adheres to key growth criteria to identify large-capitalization growth companies that it believes have sustainable competitive advantages. Key attributes the team looks for include unique competitive advantage, leadership in a growth industry, strong/proven management, strong financial model, above-average earnings growth/potential, fundamental catalysts for additional growth and positive earnings revisions trends. The team strives to fully understand the drivers of growth and profitability for each company and the dynamics of the industry in which a company operates.
•	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.
•	Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return:  3/31/2012  17.74%          Lowest Quarterly Return:   12/31/2008  (23.08)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WESTCORE MIDCO GROWTH FUND
WESTCORE MIDCO GROWTH FUND
Investment Objective
The Westcore MIDCO Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in medium-sized growth companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund invests primarily in the common stock of medium-sized companies that the portfolio management team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.
•	Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in medium-sized companies.
•	The Fund currently considers “medium-sized companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell Midcap® Growth Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 26, 2015, the benchmark capitalization range was $2.2 billion to $28.1 billion. As of March 31, 2016, the weighted average market capitalization of the benchmark index was approximately $13.6 billion as compared to approximately $13.6 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
•	The team implements an investment strategy that is based on the belief that equity prices are correlated with earnings over time. The team develops in-house financial models that reflect its growth expectations and uses several methods to estimate the intrinsic worth of a business, with an emphasis on sector-specific valuation metrics. Through independent, fundamental research, the team seeks to identify catalysts it believes should lead to improving company fundamentals and/or accelerating growth.
•	The team seeks to manage risk through its valuation discipline, in-depth fundamental research and portfolio structure. With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark. However, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.
•	The team adheres to key growth criteria to identify medium-sized growth companies that it believes have sustainable competitive advantages. Key attributes the team looks for include, but are not limited to, unique competitive advantage, leadership in a growth industry, strong/proven management, strong financial model, above-average earnings growth/potential, fundamental catalysts for additional growth and/or positive earnings revisions trends. The team strives to fully understand the drivers of growth and profitability for each company and the dynamics of the industry in which a company operates.
•	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.
•	Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.
•	Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return:  6/30/2009  20.12%              Lowest Quarterly Return:  12/31/2008  (25.05)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Select Fund
WESTCORE SELECT FUND
Investment Objective
The Westcore Select Fund (the “Fund”) seeks to achieve long-term growth of capital through a limited number of investments in primarily medium-sized companies selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund invests primarily in the common stock of a limited number of medium-sized companies (typically 20-35 under normal market conditions) that the portfolio management team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.
•	The Fund invests primarily in medium-sized companies but may also invest in companies with smaller market capitalizations. Shareholders should expect the Fund to have a significant overlap with the investments held in the Westcore MIDCO Growth Fund.
•	The Fund currently considers “medium-sized companies” to be companies whose market capitalizations, at the time of purchase, are similar in size to those included in its benchmark index, the Russell Midcap® Growth Index. As of the most recent “reconstitution” of the benchmark index on June 26, 2015, the benchmark capitalization range was $2.2 billion to $28.1 billion. As of March 31, 2016, the weighted average market capitalization of the benchmark index was approximately $13.6 billion as compared to approximately $15.3 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
•	The team implements an investment strategy that is based on the belief that equity prices are correlated with earnings over time. The team develops in-house financial models that reflect its growth expectations and uses several methods to estimate the intrinsic worth of a business, with an emphasis on sector-specific valuation metrics. Through independent, fundamental research, the team seeks to identify catalysts it believes should lead to improving company fundamentals and/or accelerating growth.
•	The team seeks to manage risk through its valuation discipline, in-depth fundamental research and portfolio structure. With respect to portfolio structure, the team typically maintains exposure to several sectors within the benchmark. However, with an active management process, there will be variances in sector exposure relative to the benchmark index. Additionally, due to the limited number of holdings in the Fund, it is expected that the variance in sector weights as compared to the benchmark may be significant. The team maintains guidelines to monitor these variances.
•	The team adheres to key growth criteria to identify medium-sized growth companies that it believes have sustainable competitive advantages. Key attributes the team looks for include, but are not limited to, unique competitive advantage, leadership in a growth industry, strong/proven management, strong financial model, above-average earnings growth/potential, fundamental catalysts for additional growth and/or positive earnings revisions trends. The team strives to fully understand the drivers of growth and profitability for each company and the dynamics of the industry in which a company operates.
•	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.
•	Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.
•	Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 9/30/2009 20.13% Lowest Quarterly Return: 9/30/2011 (25.93)%
Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WESTCORE SMALL-CAP GROWTH FUND
WESTCORE SMALL-CAP GROWTH FUND
Investment Objective
The Westcore Small-Cap Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in small-capitalization growth companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund emphasizes investments in small companies that the portfolio management team believes to have attractive growth prospects for earnings and/or cash flows.
•	Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-capitalization companies.
•	The Fund currently considers “small-capitalization companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Growth Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 26, 2015 the benchmark capitalization range was $114 million to $4.7 billion. Please note that these market capitalization measures will fluctuate over time.
•	The team implements an investment strategy primarily through independent “bottom-up” fundamental research. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return relative to the Fund’s benchmark, primarily through stock selection.
•	The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock’s current price, and to generate an expected value for each stock, based on the team’s internally generated forecasts.
•	With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.
•	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

Bar Charts and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 12/31/2014 9.13% Lowest Quarterly Return: 9/30/2015 (12.95)%
Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WESTCORE GLOBAL LARGE-CAP DIVIDEND FUND
WESTCORE GLOBAL LARGE-CAP DIVIDEND FUND
Investment Objective
The Westcore Global Large-Cap Dividend Fund (the “Fund”) seeks to achieve long-term capital appreciation primarily through investments in large, well-established dividend-paying companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund emphasizes investments in global, large, dividend-paying companies that meet the portfolio management team's investment criteria based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company's ability to grow its dividend while also taking into account the valuation of a company.
•	The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.
•	Under normal circumstances, the Fund will invest at least 40% of its net assets in stocks of foreign companies drawn from at least three different countries (and at least 30% of its net assets in stocks of foreign companies if market conditions are not favorable).
•	The Fund currently considers “large” companies to be those with a market capitalization of at least $5 billion at the time of purchase. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.
•	Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends. In particular, the team typically seeks to identify companies that have paid consistently rising dividends, including those that currently pay dividends on their commons stocks and have maintained or increased their per share dividend payments over the preceding five years.
•	The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company’s competitive advantage.
•	With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to country or sector limitations. The portfolio typically holds 25 to 30 stocks.
•	The Fund can invest in securities of companies whose stock is traded on U.S. or foreign markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	The Fund considers “foreign companies” to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States.
•	Stocks may be sold when business fundamentals and/or dividend growth prospects have changed or the stock price has achieved the team’s valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Direct Foreign Exposure Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country, and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.
•	Currency Risk: The Fund’s exposure to foreign markets may affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class compared with those of unmanaged indexes of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return:  6/30/2009  15.16%              Lowest Quarterly Return:  12/31/2008  (22.97)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WESTCORE MID-CAP VALUE DIVIDEND FUND
WESTCORE MID-CAP VALUE DIVIDEND FUND
Investment Objective

The Westcore Mid-Cap Value Dividend Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in dividend-paying, medium-sized companies whose stocks appear to be undervalued.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund emphasizes investments in medium-sized, dividend-paying companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.
•	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in medium-sized, dividend-paying companies.
•	The Fund currently considers “medium-sized companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap® Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 26, 2015, the benchmark capitalization range was $1.6 billion to $27.5 billion. As of March 31, 2016, the weighted average market capitalization of the benchmark index was approximately $11.8 billion as compared to approximately $10.6 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
•	The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through stock selection.
•	Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
•	The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
•	The goal of the team’s process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
•	With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.
•	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 6/30/2009 20.25% Lowest Quarterly Return: 12/31/2008 (26.52)%
Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  There is no history of returns for the Fund’s Institutional Class shares prior to the date of this Prospectus.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND
WESTCORE SMALL-CAP VALUE DIVIDEND FUND
Investment Objective

The Westcore Small-Cap Value Dividend Fund (the “Fund”) seeks to achieve long-term capital appreciation primarily through investments in dividend-paying companies with small capitalizations whose stocks appear to be undervalued.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your costs may be higher or lower, based on these assumptions your actual costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund emphasizes investments in dividend-paying, small companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.
•	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-capitalization dividend-paying companies.
•	The Fund currently considers “small-capitalization companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 26, 2015, the benchmark capitalization range was $103 million to $4.3 billion. As of March 31, 2016, the weighted average market capitalization of the benchmark index was approximately $1.8 billion as compared to approximately $2.3 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
•	The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through stock selection.
•	Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
•	The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
•	The goal of the team’s process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model, using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
•	With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.
•	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investment in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one year, five years and since inception for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return:  9/30/2009  20.98%              Lowest Quarterly Return:  12/31/2008  (27.89)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WESTCORE MICRO-CAP OPPORTUNITY FUND
WESTCORE MICRO-CAP OPPORTUNITY FUND
Investment Objective
The Westcore Micro-Cap Opportunity Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing in micro-cap companies whose stocks appear to be undervalued.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio; this was due to large positive flows. During a typical year, turnover will be between 80-120%.

Principal Investment Strategies of the Fund
•	The Fund invests primarily in the common stock of micro-cap companies that the portfolio management team believes to be undervalued.
•	The team uses a proprietary multi-factor quantitative investment model to identify such companies based on various financial measures and/or ratios.
•	Under normal circumstances at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.
•	The Fund currently considers “micro-cap companies” to be those companies included in, or similar in size to, those included in its benchmark index, the Russell Microcap® Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 26, 2015, the benchmark capitalization range was $12 million to $1.2 billion. As of March 31, 2016, the weighted average market capitalization of the benchmark index was approximately $530 million as compared to approximately $515 million for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
•	With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.
•	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	Stocks may be sold when the team’s investment model determines that the risk characteristics outweigh any potential appreciation or it identifies better investment opportunities.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Micro-Cap Company Risk: The Fund is subject to the general risk that the stocks of micro-cap companies can involve greater risks than those associated with larger, more established companies. Micro-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-cap companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.
•	Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one year, five years and since inception compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 6/30/2009 20.33% Lowest Quarterly Return: 9/30/2011 (21.02)%
Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WESTCORE INTERNATIONAL SMALL-CAP FUND
WESTCORE INTERNATIONAL SMALL-CAP FUND
Investment Objective
The Westcore International Small-Cap Fund (the “Fund”) seeks to achieve long-term growth of capital primarily through investments in international small-cap companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund invests primarily in the common stock of approximately 35 to 60 foreign small-cap companies that are trading at a discount to the portfolio management team’s estimated intrinsic value of such company with the potential to grow their earnings and cash flows.
•	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in international small-cap companies.
•	The Fund currently considers “small-cap companies” to be those companies included in, or similar in size to, those included in its benchmark index, the MSCI EAFE Small-Cap Index, at the time of purchase. As of March 31, 2016, companies within this benchmark index ranged from approximately $32 million to $7.8 billion in market capitalization. As of March 31, 2016, the weighted average market capitalization of the benchmark was approximately $2.3 billion as compared to approximately $1.7 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
•	Under normal circumstances, the Fund primarily invests its assets in common stocks of foreign companies in developed countries. The Fund may, to a lesser extent, invest in emerging markets and/or in U.S.-based companies.
•	The team implements an investment strategy that is based on the belief that investing in businesses trading at a significant discount to intrinsic value leads to strong performance over time. Utilizing a bottom-up approach grounded in independent fundamental research, the team constructs a portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through stock selection.
•	The team seeks to capitalize on the inefficiencies within its international small-cap universe. Investments are made in small-cap companies, primarily in developed foreign markets.
•	The team believes the best way to identify attractive candidates for research is to consider companies within its entire international small-cap universe. The team does not eliminate any industries from the research process and does not pre-judge companies based on the nature of the business, but rather focuses on the underlying characteristics of the business.
•	The goal of the team’s process is to invest in cash-generative companies at attractive valuations. Using proprietary fundamental research, the team looks for key attributes in companies including free cash flow, earnings growth, return on invested capital, balance sheet strength and relative upside to its estimate of intrinsic value. It seeks to manage risk through a valuation discipline, in-depth fundamental analysis and portfolio structure.
•	The team may invest in forward currency contracts to adjust the portfolio’s exposure to different currencies consistent with the team’s targets, which consider the currency weightings within the Fund’s benchmark index.
•	The Fund considers “foreign companies” to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States. For purposes of determining the countries in which the Fund invests, the following countries are currently considered to be “developed countries”: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund considers emerging market countries to be those countries that are neither the United States nor developed countries.
•	Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Small Company Risk: The Fund is subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification and competitive strengths of larger companies, which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.
•	Direct Foreign Exposure Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country, and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and that foreign country.
•	Currency Risk: The Fund’s significant exposure to foreign markets can regularly affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates. Use of forward currency contracts can further increase this risk.

Indirect Foreign Exposure Risk. Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by these same foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 6/30/2009 36.15% Lowest Quarterly Return: 12/31/2008 (24.73)%
Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. There is no history of returns for the Fund’s Institutional Class shares prior to the date of this Prospectus.

WESTCORE FLEXIBLE INCOME FUND
WESTCORE FLEXIBLE INCOME FUND
Investment Objective

The Westcore Flexible Income Fund (the “Fund”) seeks to achieve long-term total rate of return, primarily through investments in bonds, and to a lesser extent, through convertible securities and high-yielding equities consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund invests in a wide variety of income-producing securities, primarily through investments in bonds (which includes, but is not limited to, corporate bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds), and to a lesser extent, through convertible bonds and equity securities, including both convertible and non-convertible preferred stock and common stock.
•	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.
•	The Fund may (i) invest up to twenty percent (20%) of its assets in primarily dividend-paying common stocks and (ii) own an unlimited amount of high-yield/high-risk bonds. These are bonds rated below investment grade (also known as “junk” bonds) by at least one nationally recognized rating agency, such as Moody’s or Standard & Poor’s (a “Rating Agency”) or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default.
•	Although the Fund normally focuses on U.S. dollar-denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar-denominated securities.
•	The Fund emphasizes investments in corporate bonds, which may generate more income than government securities. Corporate bonds also provide opportunities for the portfolio management team’s research to identify companies with stable or improving credit characteristics, which may result in price appreciation.
•	The Fund may invest in other securities, including equity securities, primarily common and preferred stock, trust preferred securities, debt issued by REITs, mortgage-backed, and asset-backed securities, which may also offer higher yield than government securities.
•	The Fund may also invest in interest rate futures to vary the Fund’s average-weighted effective maturity based on the portfolio management team’s forecast of interest rates.
•	The Fund’s portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through security and sector selection and, secondarily, through portfolio level decisions.
•	Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk.
•	Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser’s equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.
•	Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease.
•	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
•	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
•	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
•	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
•	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.
•	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.
•	Market Risk: The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.
•	Interest Rate Futures Risk: The Fund’s use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return:  6/30/2009  19.35%              Lowest Quarterly Return:  12/31/2008  (15.63)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WESTCORE PLUS BOND FUND
WESTCORE PLUS BOND FUND
Investment Objective

The Westcore Plus Bond Fund (the “Fund”) seeks to achieve long-term total rate of return, consistent with preservation of capital, by investing primarily in investment-grade bonds of varying maturities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund invests 65% or more of its assets in investment-grade debt securities–those rated in the top four rating categories by at least one nationally recognized rating agency, such as Moody’s or Standard & Poor’s (a “Rating Agency”). The dollar-weighted average quality is expected to be “Baa” or better. A “Baa” rating typically is the lowest of the four investment-grade categories. The Fund may invest up to thirty-five percent (35%) of its assets in below investment-grade securities, (also known as “junk” bonds), which are securities rated below investment-grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default.
•	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds.
•	The Fund may invest up to twenty percent (20%) in equity securities, generally in preferred stocks, but common stocks are allowed.
•	Although the Fund normally focuses on U.S. dollar-denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar-denominated securities.
•	The Fund may also invest in interest rate futures to vary the Fund’s average-weighted effective maturity based on the portfolio management team’s forecast of interest rates.
•	The portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The team seeks to deliver alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through security and sector selection. However, the team opportunistically uses top-down strategies, such as increasing or decreasing exposure to interest rate changes, when market conditions are compelling.
•	Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser’s equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.
•	Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk.
•	Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease.
•	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
•	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
•	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds’ share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
•	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
•	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.
•

Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

•	Market Risk: The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.
•	Interest Rate Futures Risk: The Fund’s use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return:  9/30/2009  4.33%                Lowest Quarterly Return:  9/30/2008  (3.04)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WESTCORE COLORADO TAX-EXEMPT FUND
WESTCORE COLORADO TAX-EXEMPT FUND
Investment Objective

The Westcore Colorado Tax-Exempt Fund (the “Fund”) seeks income exempt from both federal and Colorado state personal income taxes by emphasizing investment-grade Colorado municipal bonds with intermediate maturities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in securities, the income from which is exempt from both federal and Colorado state income tax.

The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agency such as Moody’s or Standard & Poor’s (“Rating Agencies”).

•	Under normal circumstances, a minimum of 80% of the portfolio will be rated investment-grade at the time of purchase.
•	The Fund may invest up to twenty percent (20%) of its total assets in municipal bonds rated below investment grade.
•	The Fund may invest in unrated bonds if the portfolio management team determines they are comparable in quality to instruments that meet the Fund’s rating requirements.
•	The Fund may also invest in interest rate futures to vary the Fund’s average-weighted effective maturity based on the portfolio management team’s forecast of interest rates.
•	The team researches the financial condition of various counties, public projects, school districts and taxing authorities to seek to fully understand the issuer’s ability to generate revenues or levy taxes in order to meet its obligations.
•	Given the Fund’s tax-exempt focus, the team also strives to maintain a low portfolio turnover in an effort to minimize the Fund’s capital gain distributions.
•	In addition, the team generally avoids investing in municipal bonds that are subject to the Alternative Minimum Tax but may do so if they believe they provide sufficient relative value.
•	The team seeks to purchase securities from many areas of Colorado to reduce the economic risk to the portfolio from any particular local economy within the state.
•	Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease.
•	Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
•	Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
•	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund’s share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
•	Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
•	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.
•

Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

•	State Specific Risk: The Fund is subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds, such as a national tax-exempt fund.
•	Market Risk: The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These high degrees of volatility are most acute in circumstances where the issuer has financial difficulties, such as operational budgets that are structurally imbalanced, or has defaulted on or failed to make regularly scheduled payments. Certain Puerto Rican issuers in which the Fund invests, or may invest, may have these difficulties.
•	Non-Diversification Risk: The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado, and as such, must be considered as being backed by the same entity. Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.
•	Tax Risk: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority, and/or may be adversely affected by future legislative, administrative or judicial activity.
•	Interest Rate Futures Risk: The Fund’s use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 9/30/2009 5.37% Lowest Quarterly Return: 12/31/2010 (3.65)%
Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  There is no history of returns for the Fund’s Institutional Class shares prior to the date of this Prospectus.